Parent Company, Other shareholders, Associates and Other Related Parties Balances and Tansactions (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Outstanding Balances Between the Group and the Related Party Tansactions and Balances	The balances between the Group and related parties as of December 31, 2021 and 2020 are as follows:

	2021	2020
Related parties:
InterCement Brasil S.A.
Accounts payable	(99,417)	(132,991)
InterCement Trading e Inversiones S.A.
Other receivables	264,158	320,910
Accounts payable	(21,772)	(29,065)
Intercement Participações S.A.
Other receivables	176,942	69,484
Accounts payable	(272,475)	(270,454)

Summary of Balances of Related Party Transactions	Total related-party balances per item as of December 31, 2021 and 2020 are as follows:

	2021	2020
Other receivables	441,100	390,394
Accounts payable	(393,664)	(432,510)

Disclosure of Transactions Between the Group and Parent Companies, Associates and Related Parties
The transactions between the Group and related parties during the fiscal years ended December 31, 2021 and 2020, respectively, are detailed below:

	2021	2020	2019
InterCement Brasil S.A. - purchases of goods and services	—	(197)	21,995
InterCement Trading e Inversiones S.A. - services provided	3,952	71,164	166,984
InterCement Portugal S.A. - services received	—	(345,538)	664,101
Intercement Participações S.A. - services received	(709,364)	(322,892)	—
Intercement Participações S.A. - services provided	135,831	71,145	—